Average Annual Total Returns - Elements U.S. Portfolio	Oct. 01, 2020
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	31.43%
Since Inception	14.05%
Inception Date	Mar. 31, 2017
Class M
Average Annual Return:
1 Year	29.68%
Since Inception	12.75%
Inception Date	Mar. 31, 2017
Class M | After Taxes on Distributions
Average Annual Return:
1 Year	28.68%
Since Inception	12.19%
Inception Date	Mar. 31, 2017
Class M | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	18.27%
Since Inception	9.90%
Inception Date	Mar. 31, 2017